Financial Information as per operating segments (Details 8) - CLP ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Assets		$ 2,405,864,916	$ 1,976,229,087
Chile Segment [Member]
Assets		1,183,145,732	1,045,791,551
International Business Segment [Member]
Assets		463,913,523	274,766,962
Wines Segment [Member]
Assets		341,959,321	315,298,950
Other Segments [Member]
Assets	[1]	$ 416,846,340	$ 340,371,624

[1]	Includes assets corresponding to the Corporate Support Units.